Net investment income/(expense)	12 Months Ended
Dec. 31, 2024
Gains (losses) on financial instruments [abstract]
Net investment income/(expense)	Net investment income/(expense)
Accounting for net investment income/(expense)
Dividends are recognised when the right to receive the dividend has been established. Incremental costs are reported within net investment income if they are directly attributable to generating identifiable investment income. Other accounting policies relating to net investment income are set out in Note 13 and Note 15.

	2024	2023	2022
	£m	£m	£m
Net gains/(losses) from financial instruments mandatorily at fair value	326	171	(51)
Net gains/(losses) from disposal of debt instruments at fair value through other comprehensive income	164	26	(111)
Net losses from disposal of financial assets and liabilities measured at amortised cost[1]	(209)	(17)	(18)
Dividend income	3	0	31
Net losses on other investments[2]	(68)	(119)	(285)
Net investment income/(expense)	216	61	(434)
Notes:
1 Included within the 2024 balance are losses of £220m on sale of the performing Italian retail mortgage portfolio.
2 Included within the 2022 balance are losses of £74m on sale arising from disposal of Barclays’ equity stake in Absa Group Limited (Absa) in April 2022 and September 2022.